Mar. 13, 2025
Invesco Managed Futures Strategy ETF
Investment Objective
The Invesco Managed Futures Strategy ETF (the “Fund”) seeks long term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%

Other Expenses[1]	None

Acquired Fund Fees and Expenses[2]	0.10

Total Annual Fund Operating Expenses	0.75

Fee Waiver and/or Expense Reimbursement[3]	0.10

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.65

[1] “Other Expenses” are based on estimated amounts for the current fiscal year.
[2] Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies including money market funds. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table may differ from the ratio of expenses to average net assets included in the “Financial Highlights” section of the Fund’s Annual Report, when available, which will reflect the operating expenses of the Fund and will not include indirect expenses such as Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are estimated for the current fiscal year.
[3] Through August 31, 2026, Invesco Capital Management LLC (the “Adviser”) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds managed by the Adviser or affiliates of the Adviser. This waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The Adviser cannot discontinue this waiver prior to its expiration.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$66	$230

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. As of the date of this prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by taking both long and short positions in derivative contracts linked to over fifty global markets, including stock indices, bond indices, commodity indices and currencies. The derivative contracts in which the Fund may invest include futures contracts, foreign currency forward contracts and swaps. When the Fund holds a “long” position in a derivative contract, it will generally benefit from an increase in the value of the reference asset or index underlying such derivative. Conversely, when the Fund holds a “short” position, the Fund will generally benefit from a decrease in the value of such reference asset or index.
To support its portfolio of derivative investments, maintain liquidity, or earn income, the Fund may hold significant amounts of U.S. Treasury securities, short-term investments, cash, cash equivalents, and high-quality money market funds.
In executing the Fund’s managed futures strategy, Invesco Advisers, Inc. (the “Sub-Adviser”) employs a systematic investment process that is designed to capitalize on price trends (both up and down) and historic relationships across global markets and asset classes. The Sub-Adviser’s investment philosophy is based on the belief that financial markets may exhibit persistent trends, whereby past price movements may be indicative of future prices, and that active trading may be utilized to capture upside from these trends.
In this regard, the Sub-Adviser evaluates each market (approximately 50) represented in the Fund’s portfolio on periodic basis to determine the direction (up or down) and strength of the price trend in that market. The Sub-Adviser then adjusts the direction (long or short) and magnitude of the Fund’s position in each market based on these trends (i.e., the Fund will generally hold larger positions in markets with stronger price trends). The Sub-Adviser does not intend to manage the portfolio within a specified long/short range in the aggregate; however, the Sub-Adviser will seek to limit the Fund’s exposure to any single market in order to diversify the source of the Fund’s returns. In accordance with this investment process, the Sub-Adviser may rebalance the Fund’s portfolio on a frequent basis to reflect changing risks and trends, potentially resulting in relatively high portfolio turnover.
In managing the Fund, the Sub-Adviser seeks to provide a stable level of volatility (defined as the annualized standard deviation of returns) in the Fund’s portfolio regardless of market conditions. To accomplish this, the Sub-Adviser measures the volatility of the underlying reference assets for the futures contracts in which the Fund invests and then scales the Fund’s exposure to each market accordingly.
In order to gain exposure to commodity markets, the Fund may invest up to 25% of its total assets in a wholly owned subsidiary organized under Cayman Islands law (the “Subsidiary”). The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to commodity-linked derivatives in accordance with the limits of the federal tax laws, which limit the ability of the Fund to invest directly in such instruments. The Subsidiary will follow the same general investment policies and restrictions as the Fund, except that the Subsidiary may invest without limit in commodity-linked derivatives. The Subsidiary’s investments also will be subject to limits on leverage and the use of derivatives imposed by the Investment Company Act of 1940, as amended (the “1940 Act”). Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the 1940 Act.

Performance
As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at
www.invesco.com/ETFs and will provide some indication of the risks of investing in the Fund.